Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
May 31, 2026
IND-NPRT1-0726
1.802177.122
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Wheaton Precious Metals Corp	57,100	7,677,116
CANADA - 6.2%
Materials - 6.2%
Metals & Mining - 6.2%
Agnico Eagle Mines Ltd/CA	28,300	5,203,267
Alamos Gold Inc Class A	61,200	2,510,768
Altius Minerals Corp	491,900	20,665,759
Major Drilling Group International Inc (b)	218,900	2,715,113
McEwen Inc (a)(b)	121,400	2,657,446
Metalla Royalty & Streaming Ltd (a)(b)	850,300	6,683,359
Standard Lithium Ltd (b)	898,400	3,518,921
Teck Resources Ltd Class B (United States)	111,200	7,356,992

TOTAL CANADA		51,311,625
UNITED STATES - 91.5%
Materials - 91.5%
Chemicals - 50.3%
Air Products and Chemicals Inc	123,800	34,493,156
Albemarle Corp	148,800	26,251,296
Balchem Corp	75,558	11,842,205
Celanese Corp	90,100	4,787,013
Chemours Co/The	120,761	2,676,064
Corteva Inc	400,111	31,320,689
Dow Inc	494,200	16,679,250
DuPont de Nemours Inc	120,700	5,844,294
Ecolab Inc	183,800	47,052,800
Ecovyst Inc (b)	151,400	1,996,966
Element Solutions Inc	140,600	5,965,658
HB Fuller Co	45,900	2,941,272
Huntsman Corp	170,600	2,618,710
Ingevity Corp (b)	37,200	2,522,904
Linde PLC	271,586	135,165,637
LyondellBasell Industries NV Class A1	237,900	15,856,035
Mosaic Co/The	240,400	5,745,560
Olin Corp	107,000	2,768,090
Quaker Chemical Corp (a)	18,000	2,583,540
Sherwin-Williams Co/The	85,100	25,856,784
Solstice Advanced Materials Inc	287,600	24,224,548
Tronox Holdings PLC (a)	284,300	2,260,185
Westlake Corp	30,400	2,639,632
		414,092,288
Construction Materials - 9.7%
Amrize Ltd (United States)	61,000	3,317,790
CRH PLC	276,600	30,091,314
Martin Marietta Materials Inc	39,000	22,683,960
Vulcan Materials Co	84,700	23,963,324
		80,056,388
Containers & Packaging - 6.0%
Avery Dennison Corp	46,300	7,364,941
Ball Corp	54,600	2,984,982
Crown Holdings Inc	87,559	8,325,110
International Paper Co	176,600	5,910,802
Packaging Corp of America	23,900	5,231,949
Smurfit Westrock PLC	375,300	15,443,595
Sonoco Products Co (a)	74,900	3,646,132
TriMas Corp	2,044	83,661
		48,991,172
Metals & Mining - 25.5%
Alcoa Corp	192,100	14,914,644
Cleveland-Cliffs Inc (b)	591,000	8,037,600
Coeur Mining Inc	279,100	5,392,212
Commercial Metals Co	96,000	7,300,800
Freeport-McMoRan Inc	762,700	50,117,017
Hecla Mining Co	452,700	8,044,479
Newmont Corp	467,800	51,369,118
Nucor Corp	158,000	39,500,000
Steel Dynamics Inc	97,200	25,286,580
		209,962,450
TOTAL UNITED STATES		753,102,298
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (b)	177,500	5,464,113
TOTAL COMMON STOCKS (Cost $533,930,477)		817,555,152

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	5,768,896	5,770,049
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	5,811,676	5,812,257
TOTAL MONEY MARKET FUNDS (Cost $11,582,306)			11,582,306

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $545,512,783)	829,137,458
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(5,960,889)
NET ASSETS - 100.0%	823,176,569

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $595,014.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,077,607	53,078,096	56,385,654	44,616	-	-	5,770,049	5,768,896	0.0%
Fidelity Securities Lending Cash Central Fund	20,328,482	77,076,087	91,592,312	3,015	-	-	5,812,257	5,811,676	0.0%
Total	29,406,089	130,154,183	147,977,966	47,631	-	-	11,582,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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